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                           BARR ROSENBERG SERIES TRUST

                  AXA Rosenberg U.S. Small Capitalization Fund
                        AXA Rosenberg U.S. Discovery Fund
                  AXA Rosenberg U.S. Large Capitalization Fund
                         AXA Rosenberg Enhanced 500 Fund
                     AXA Rosenberg International Equity Fund
              AXA Rosenberg International Small Capitalization Fund
                           AXA Rosenberg European Fund
                    AXA Rosenberg U.S. Long/Short Equity Fund
       AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund
                   AXA Rosenberg Value Long/Short Equity Fund
                   AXA Rosenberg Global Long/Short Equity Fund


                        Supplements dated August 22, 2003
                                       to
     Prospectus and Statement of Additional Information dated July 31, 2003

     These supplements are provided to update, and should be read in conjunction with, the information provided in the Prospectus and the Statement of Additional Information of the Trust, both dated July 31, 2003. These supplements relate only to the Class C Shares of certain series of the Trust and do not amend, supersede or otherwise affect any information contained in the Prospectus or Statement of Additional Information with respect to any other class.

PROSPECTUS

     The Prospectus is hereby amended with respect to certain performance information for the Trust's Class C Shares, which is set forth in the section entitled "Performance Table - Average Annual Total Returns (for periods ending December 31, 2002)" for each of the following series of the Trust (all other information remains unchanged):

                                                                                          SINCE
                                                                                       INCEPTION OF
                                                                                       INSTITUTIONAL
                                                         PAST ONE    PAST FIVE            SHARES
FUND - CLASS C SHARES                                      YEAR        YEARS          (INCEPTION DATE)
---------------------                                      ----        -----          ----------------
AXA Rosenberg U.S. Discovery Fund                         -6.77%         NA           -3.54%   (9/4/01)
AXA Rosenberg Enhanced 500 Fund                          -20.97%         NA          -17.66%   (6/7/00)
AXA Rosenberg International Equity Fund                  -14.58%         NA          -17.41%   (6/7/00)
AXA Rosenberg International Small
 Capitalization Fund                                       0.73%       1.69%          -0.78%  (9/23/96)
AXA Rosenberg European Fund                              -17.75%         NA          -15.24%  (7/23/01)
AXA Rosenberg U.S. Large/Mid Capitalization
 Long/Short Equity Fund                                   12.49%         NA            5.79% (10/19/98)
AXA Rosenberg Value Long/Short Equity Fund                24.81%       2.72%           2.62% (12/16/97)
AXA Rosenberg Global Long/Short Equity Fund               18.92%         NA            8.27%  (9/29/00)

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STATEMENT OF ADDITIONAL INFORMATION

     The Statement of Additional Information is hereby amended under the section entitled "Total Return Calculations" for each of the following Funds (all other information remains unchanged):

                                                                          SINCE INCEPTION OF
                                  CLASS OF                               INSTITUTIONAL SHARES       SINCE INCEPTION
             FUND                  SHARES       1 YEAR      5 YEARS        (INCEPTION DATE)         (INCEPTION DATE)
             ----                  ------       ------      -------        ----------------         ----------------
AXA Rosenberg Value
Long/Short Equity Fund            Class C       13.60%       2.90%        2.63% (12/16/97)           -1.38% (3/18/03)

AXA Rosenberg Global
Long/Short Equity Fund            Class C       13.61%         NA         8.33%  (9/29/00)           -2.25% (3/17/03)

          Investors should retain this supplement for future reference.